Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Common Stock [Member]	Additional paid-in capital [Member]	Retained Earnings [Member]	Accumulated other comprehensive (loss) [Member]	Total
Balance at Dec. 31, 2010	$ 6	$ 7,541	$ 7,850	$ (305)	$ 15,092
Balance, shares at Dec. 31, 2010	5,907,255
Net earnings (loss)			(60)		(60)
Stock-based compensation		254			254
Foreign currency translation adjustment				(241)	(241)
Pension adjustment, net of taxes				(277)	(277)
Balance at Dec. 31, 2011	6	7,795	7,790	(823)	14,768
Balance, shares at Dec. 31, 2011	5,907,255
Net earnings (loss)			2,990		2,990
Stock-based compensation		270			270
Foreign currency translation adjustment				133	133
Pension adjustment, net of taxes				(246)	(246)
Balance at Dec. 31, 2012	$ 6	$ 8,065	$ 10,780	$ (936)	$ 17,915
Balance, shares at Dec. 31, 2012	5,907,255